Revenue and income - Summary of Total Revenue and Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Net revenue from transaction activities and other services	R$ 3,216,018	R$ 3,309,765	R$ 2,617,407
Net revenue from subscription services and equipment rental	1,846,931	1,824,956	1,760,915
Finance income	7,676,204	6,229,303	4,638,022
Total revenue and income	R$ 13,257,454	R$ 12,055,003	R$ 9,588,945
Transaction Activities And Other Services
Disclosure of significant accounting policies [line items]
Social security levied on gross revenue	4.50%
Transaction Activities And Other Services | Minimum
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	3.00%
Taxes on service	2.00%
Transaction Activities And Other Services | Maximum
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	1.65%
Contribution on gross revenue for social security financing, rate	7.60%
Taxes on service	5.00%
Subscription Services And Equipment Rental
Disclosure of significant accounting policies [line items]
Social security levied on gross revenue	0.00%
Subscription Services And Equipment Rental | Minimum
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	3.00%
Taxes on service	2.00%
Subscription Services And Equipment Rental | Maximum
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	1.65%
Contribution on gross revenue for social security financing, rate	7.60%
Taxes on service	5.00%
Financial Income
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	4.00%
Taxes on service	0.00%
Social security levied on gross revenue	0.00%